Other Balance Sheet Accounts	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Balance Sheet Accounts	Other Balance Sheet Accounts
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Cash and bank deposits	$739,042	$823,985
Amounts due from third-party credit card processors	5,272	7,076
Commercial paper	149,347	167,248
Money market funds	20,966	439,947
Agency securities	4,600	8,749
U.S. treasury securities	—	5,599
Corporate debt securities	—	27,365
Total cash and cash equivalents	$919,227	$1,479,969
The majority of the Group’s cash and cash equivalents are held in bank deposits, money market funds and short-term investments which have a maturity of three months or less to enable us to meet our short-term liquidity requirements. Money market funds are quoted in active markets and are subject to insignificant risk of changes in value. The Group only purchases investment grade securities rated A- and above, which are highly liquid and subject to insignificant risk of changes in value.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Prepaid expenses	$36,866	$31,527
Accrued interest income on short-term investments	1,411	3,329
Other receivables	6,149	11,305
Other current assets	3,896	569
Total prepaid expenses and other current assets	$48,322	$46,730
Assets held for sale

During the fourth quarter of the fiscal year ended June 30, 2021, the Group committed to a plan to sell our subsidiary, Vertical First Trust, which was established for the construction project associated with our new headquarters building in Sydney, Australia. In July 2021, the Group entered into term sheet with a buyer to effect the sale. The term sheet provides a framework for the buyer to invest in and develop the Group’s headquarters building. The Group will retain a long-term equity interest in the building. The sale is expected to be completed within the next 12 months. The assets were presented as held for sale in the consolidated statement of financial position and measured at the lower of carrying value or fair value less cost to sell.

The major assets classified as held for sale at June 30, 2021 were as follows:

As of June 30, 2021
(U.S. $ in thousands)
Cash and cash equivalents	$9,317
Property and equipment, net	34,092
Other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Marketable equity securities	$110,409	$100,187
Non-marketable equity securities	11,750	3,750
Security deposits	4,267	4,873
Restricted cash	11,795	9,174
Other	21,574	6,790
Total other non-current assets	$159,795	$124,774
As of June 30, 2021 and 2020, the Group had certificates of deposit and time deposits totaling $2.6 million and $3.3 million, respectively, which were classified as long-term and were included in security deposits. The Group’s restricted cash was primarily used for commitments of standby letters of credit related to facility leases and was not available for the Group’s use in its operations.
Trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Trade payables	$40,366	$30,738
Accrued expenses	101,940	76,358
Accrued compensation and employee benefits	91,894	72,627
Sales and indirect taxes	10,152	9,009
Customer deposits	8,832	7,897
Other payables	13,313	5,941
Total trade and other payables	$266,497	$202,570
Current provisions
Current provisions consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Employee benefits	$24,690	$14,291
Dilapidation provision	458	—
Total current provisions	$25,148	$14,291
Current provisions for employee benefits include accrued annual leave, long service leave and retention benefits. Long service leave covers all unconditional entitlements where employees have completed the required period of service and those where employees are entitled to pro rata payments.
The dilapidation provision relates to certain lease arrangements for office space entered into by the Group. These lease arrangements require the Group to restore each premises to its original condition upon lease termination. Accordingly, the Group records a provision for the present value of the estimated future costs to retire lease related assets at the expiration of these leases.
Non-current provisions
Non-current provisions consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Employee benefits	$7,255	$6,036
Dilapidation provision	5,180	3,457
Total non-current provisions	$12,435	$9,493
The non-current provision for employee benefits includes long service leave and retention benefits as described above. The dilapidation provision relates to certain lease arrangements for office space entered into by the Group as described above.